Management Fee, Selling Commission, Platform Fees And Profit Share (Tables) (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2012	2011	2012	2011	2012	2011

Series A Units	$3,332,891	$2,490,848	$-	$-	$3,332,891	$2,490,848
Series B Units	-	-	56,360	39,515	56,360	39,515

Total	$3,332,891	$2,490,848	$56,360	$39,515	$3,389,251	$2,530,363